PROPERTY AND EQUIPMENT, NET	12 Months Ended
Feb. 28, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of	As of
	February 28,	February 28,
	2017	2018

Building	$58,823,576	$63,127,019
Leasehold improvement	96,232,807	187,585,900
Computer, network equipment and software	55,431,263	91,550,062
Vehicles	627,190	706,695
Office equipment and furniture	12,721,964	26,602,951
Total cost of property and equipment	223,836,800	369,572,627
Less: accumulated depreciation	(69,530,082)	(122,306,779)
	$154,306,718	$247,265,848

For the years ended February 29, 2016, February 28, 2017 and February 28, 2018, depreciation expenses were $18,156,263, $28,934,491 and $50,907,175, respectively.